Other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other liabilities

As at	Note	December 31, 2022	December 31, 2021
Retirement liabilities	13	$77	$168
Long-term portion of reforestation		55	59
Long-term portion of decommissioning		15	25
Long-term portion of lease obligations		26	18
Export duties	26	73	69
Electricity swaps	23	4	—
Interest rate swap contracts	12	—	1
Other		18	20
		$268	$360

Disclosure of other provisions
Supporting information

		Reforestation		Decommissioning
	Note	2022	2021	2022	2021
Beginning of year		$97	$88	$33	$28
Norbord Acquisition	3	—	5	—	—
Liabilities recognized		51	53	5	5
Liabilities settled		(49)	(49)	(1)	(1)
Foreign exchange		(6)	—	(2)	1
End of year		93	97	35	33
Less: current portion		(38)	(38)	(20)	(8)
		$55	$59	$15	$25